Expense Example (, (Small Cap Equity Fund), Class R6, USD $)	0 Months Ended
Jan. 31, 2014
| (Small Cap Equity Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	$ 1,064